SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Jan. 01, 2023
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION	SEGMENT AND GEOGRAPHICAL INFORMATION
We determine operating segments based on how our chief operating decision maker (“CODM”) manages the business, including making operating decisions, deciding how to allocate resources and evaluating operating performance. Our CODM is our Chief Executive Officer who reviews our operating results on a consolidated basis. We operate in a single operating segment and a single reportable segment based on the operating results available and evaluated regularly by our CODM to make decisions about resource allocation and assess performance. The following table summarizes the allocation of net revenue based on geography:

	Fiscal Year
(In thousands)	2022	2021	2020
United States(1)	$427,111	$227,499	$235,606
France	80,872	88,454	125,366
Italy	126,195	83,957	41,882
Rest of world(2)	425,935	383,369	441,982
Total revenue	$1,060,113	$783,279	$844,836
(1)During fiscal years 2022, 2021 and 2020, we had sales of $283.3 million, $225.9 million and $231.2 million, respectively, to SunPower representing the sale of solar modules to SunPower. The pricing term prior to the Spin-off was made at transfer prices determined based on management’s assessment of market-based pricing terms. Subsequent to the Spin-off, pricing is based on the Supply Agreement with SunPower.
(2)Revenue included under “Rest of the world” comprise of countries that are individually less than 10% for the periods presented.
Revenues are attributed primarily based on the destination of the shipments.
The following table summarizes the allocation of net property, plant, and equipment based on geography:

	As of
(In thousands)	January 1, 2023	January 2, 2022
Malaysia	$227,656	$240,711
Mexico	82,056	67,208
Philippines	60,216	69,740
Europe	3,372	6,714
Singapore	4,519	1,314
United States	2,628	933
Rest of world	21	10
Property, plant, and equipment, net, by geography	$380,468	$386,630
Long-lived assets are attributed based upon the country in which the asset is located or owned.